Significant Accounting Policies (Schedule of Depreciation and Amortization Over the Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Call center equipment [Member]
Depreciation Term	5 years
Equipment [Member]
Depreciation Term	5 years
Furniture and Fixtures [Member]
Depreciation Term	7 years
Library [Member]
Depreciation Term	3 years
Software [Member]
Depreciation Term	5 years
Vehicle [Member]
Depreciation Term	5 years